Interest expense net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	$ 1,076	$ 1,064
Other interest expense	3,030	701
Interest expense	24,567	19,094
Other interest income	(24)	(62)
Total interest expense, net	24,543	19,032
Credit Facility
Schedule of Interest Expense [Line Items]
Interest on long term debt	9,250	6,559
Convertible debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	6,861	5,148
Finance lease obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	1,627	2,260
Mortgage
Schedule of Interest Expense [Line Items]
Interest on long term debt	1,006	1,350
Promissory notes
Schedule of Interest Expense [Line Items]
Interest on long term debt	506	450
Financing obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	$ 1,211	$ 1,562